Schedule of equipment and the related accumulated depreciation (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total cost		$ 339,770	$ 261,802
Total accumulated depreciation		157,825	109,733
Property, Plant and Equipment, Net	143,204	181,945	152,069
Machinery equipment [Member]
Total cost		177,369	144,496
Total accumulated depreciation		63,483	38,465
Transportation equipment [Member]
Total cost		16,879	16,179
Total accumulated depreciation		10,783	7,640
Office equipment [Member]
Total cost		145,280	100,895
Total accumulated depreciation		83,317	63,396
Other [Member]
Total cost		242	232
Total accumulated depreciation		$ 242	$ 232